CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net income (loss)	$ 100,792	$ 174,834	$ 399,592
Loss (Income) from discontinued operations	(831)	6,774	47,439
(Gain) Loss on sale of discontinued operations		1,885	(200,619)
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	282,856	280,598	290,638
Amortization (includes deferred financing costs and bond discount of $6,318, $6,948 and $7,258 in 2011, 2012 and 2013, respectively)	46,439	42,694	35,179
Intangible impairments			46,500
Stock-based compensation expense	30,354	30,360	17,250
Provision (Benefit) for deferred income taxes	(99,432)	(77,201)	3,389
Loss on early extinguishment of debt, net	43,318	10,628	993
(Gain) Loss on disposal/write-down of property, plant and equipment, net	(1,417)	4,400	(2,286)
Foreign currency transactions and other, net	63,648	11,764	24,298
Changes in Assets and Liabilities (exclusive of acquisitions):
Accounts receivable	(33,181)	(17,964)	(20,799)
Prepaid expenses and other	48,302	(58,400)	5,299
Accounts payable	24,168	(706)	7,069
Accrued expenses and deferred revenue	(6,420)	34,995	15,629
Other assets and long-term liabilities	7,997	(1,009)	(6,057)
Cash Flows from Operating Activities-Continuing Operations	506,593	443,652	663,514
Cash Flows from Operating Activities-Discontinued Operations	953	(10,916)	(48,076)
Cash Flows from Operating Activities	507,546	432,736	615,438
Cash Flows from Investing Activities:
Capital expenditures	(287,295)	(240,683)	(209,155)
Cash paid for acquisitions, net of cash acquired	(317,100)	(125,134)	(75,246)
Investment in restricted cash	(248)	1,498	(5)
Additions to customer relationship and acquisition costs	(30,191)	(28,872)	(21,703)
Investment in joint ventures		(2,330)	(335)
Proceeds from sales of property and equipment and other, net	2,084	1,457	4,231
Cash Flows from Investing Activities-Continuing Operations	(632,750)	(394,064)	(302,213)
Cash Flows from Investing Activities-Discontinued Operations	(4,937)	(6,136)	380,721
Cash Flows from Investing Activities	(637,687)	(400,200)	78,508
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	(5,526,672)	(2,844,693)	(2,017,174)
Proceeds from revolving credit and term loan facilities and other debt	5,661,750	2,731,185	2,170,979
Early retirement of senior subordinated notes	(685,134)	(525,834)	(231,255)
Net proceeds from sales of senior subordinated notes		985,000	394,000
Net proceeds from sales of senior notes	782,307
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	(18,236)	480	698
Stock repurchases		(38,052)	(984,953)
Parent cash dividends	(206,798)	(318,845)	(172,616)
Proceeds from exercise of stock options and employee stock purchase plan	17,664	40,244	85,742
Excess tax benefits from stock-based compensation	2,389	1,045	919
Payment of debt financing costs	(8,706)	(2,261)	(9,010)
Cash Flows from Financing Activities-Continuing Operations	18,564	28,269	(762,670)
Cash Flows from Financing Activities-Discontinued Operations		(39)	(1,138)
Cash Flows from Financing Activities	18,564	28,230	(763,808)
Effect of Exchange Rates on Cash and Cash Equivalents	(11,312)	2,804	(8,986)
(Decrease) Increase in Cash and Cash Equivalents	(122,889)	63,570	(78,848)
Cash and Cash Equivalents, Beginning of Period	243,415	179,845	258,693
Cash and Cash Equivalents, End of Period	120,526	243,415	179,845
Supplemental Information:
Cash Paid for Interest	243,380	231,936	203,035
Cash Paid for Income Taxes	125,624	228,607	147,998
Non-Cash Investing and Financing Activities:
Capital Leases	48,488	54,518	30,090
Accrued Capital Expenditures	79,153	51,114	43,696
Dividends Payable	55,142	53,042	43,180
Unsettled Purchases of Parent Common Stock			$ 3,364